UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22043
Van Kampen Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 7/31
Date of reporting period: 10/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Variable Rate Senior Loan Interests ** 107.4%
	Aerospace/Defense 0.4%
$2,256	IAP Worldwide Services, Inc., Term Loan (a)	9.25%	12/30/12	$1,897,130
2,000	Wesco Aircraft Hardware Corp., Term Loan	6.00	03/28/14	1,687,500

				3,584,630

	Automotive 2.8%
1,555	Acument Global Technologies, Term Loan (a)	14.00	08/11/13	1,038,082
6,972	Federal-Mogul Corp., Term Loan	2.19	12/29/14 to 12/28/15	5,372,900
11,099	Ford Motor Co., Term Loan	3.25 to 3.29	12/16/13	9,919,676
4,145	Metokote Corp., Term Loan	3.25 to 5.25	11/27/11	3,316,210
4,530	Oshkosh Truck Corp., Term Loan	6.29 to 6.33	12/06/13	4,532,867
498	TRW Automotive, Inc., Term Loan	6.25	02/09/14	498,448

				24,678,183

	Banking 0.4%
3,936	Dollar Financial Corp., Term Loan	3.04	10/30/12	3,744,130

	Beverage, Food & Tobacco 8.2%
€5,000	Alliance Boots Holdings Limited, Term Loan (United Kingdom)	3.37	07/05/15	6,649,000
10,521	BE Foods Investments, Inc., Term Loan (a)	5.25	07/11/12	10,205,110

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco (continued)
$4,675	Coleman Natural Foods, LLC, Term Loan	7.46 to 7.60%	08/22/12	$2,805,151
8,834	Dole Food Co., Inc., Term Loan	5.28 to 8.00	04/12/13	8,939,278
10,000	DSW Holdings, Inc., Term Loan	4.29	03/02/12	8,733,330
12,000	Farley’s & Sathers Candy Co., Inc., Term Loan	11.25	03/24/11	10,800,000
€1,276	Foodvest Limited, Term Loan (Sweden)	4.68	10/02/16	1,769,158
5,000	FSB Holdings, Inc., Term Loan	6.00	03/29/14	4,200,000
€1,957	Liberator Midco Limited, Term Loan (United Kingdom)	2.68 to 3.05	11/03/14 to 11/03/15	2,810,836
3,000	LJVH Holdings, Inc., Term Loan (Canada)	5.78	01/19/15	2,572,500
€3,561	Panrico, Inc., Term Loan (Spain)	3.84 to 4.22	05/31/14 to 05/31/15	4,333,032
9,045	Pinnacle Foods Finance, LLC, Term Loan	3.00	04/02/14	8,491,133

				72,308,528

	Broadcasting - Cable 8.0%
€6,500	Bultel Cable Bulgaria EAD, Term Loan (Bulgaria)	5.42 to 6.42	10/27/15 to 10/27/16	9,565,730

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting - Cable (continued)
$20,945	Charter Communications Operating, LLC, Term Loan (c)	6.25 to 6.75%	03/06/14 to 09/06/14	$18,865,836
2,969	CSC Holdings, Inc., Term Loan	1.30 to 1.44	02/24/12	2,856,321
1,194	Discovery Communications Holdings, LLC, Term Loan	5.25	05/14/14	1,213,402
€10,000	Kabel Baden-Wurttemberg GmbH, Term Loan (Germany)	2.93 to 3.43	06/09/14 to 06/09/15	14,152,381
4,137	Knology, Inc., Term Loan	3.78	06/30/14	4,043,519
4,985	TWCC Holding Corp., Term Loan	7.25	09/12/15	5,067,464
1,250	UPC Broadband Holding B.V., Term Loan (Netherlands)	3.75	12/30/16	1,203,125
€10,000	UPC Broadband Holding B.V., Term Loan (Netherlands)	4.67	12/31/17	13,601,277

				70,569,055

	Broadcasting - Diversified 0.9%
7,713	Alpha Topco, Ltd., Term Loan (United Kingdom)	1.24 to 3.74	12/31/13 to 06/30/14	6,864,470
887	Cumulus Media, Inc., Term Loan	4.25	06/11/14	730,653

				7,595,123

	Broadcasting - Radio 0.6%
1,857	CMP KC, LLC, Term Loan (d)	6.25	05/03/11	566,500

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting - Radio (continued)
$4,809	CMP Susquehanna Corp., Term Loan	2.25%	05/05/13	$3,566,506
1,761	Multicultural Radio Broadcasting, Inc., Term Loan	2.99	12/18/12	1,276,453

				5,409,459

	Broadcasting - Television 2.1%
2,680	FoxCo Acquisition, LLC, Term Loan	7.25	07/14/15	2,449,034
639	High Plains Broadcasting Operating Co., LLC, Term Loan	7.25	09/14/16	525,155
2,420	Newport Television, LLC, Term Loan	7.25 to 8.00	09/14/16	1,988,676
16,801	Univision Communications, Inc., Term Loan	2.53	09/29/14	13,482,676

				18,445,541

	Buildings & Real Estate 1.4%
2,000	El Ad IDB Las Vegas, LLC, Term Loan	4.24	08/09/12	902,500
3,000	FX Luxury Las Vegas I, LLC, Term Loan (e)(f)	11.25	07/06/09	31,500
4,500	Ginn LA CS Borrower, LLC, Term Loan (d)(f)	10.20	06/08/12	7,501
2,979	Ginn LA CS Borrower, LLC, Term Loan (f)	6.20 to 7.75	06/08/11	253,242
3,721	Kuilima Resort Co., Term Loan (a)(d)(f)	22.25	09/30/11	0

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$63	Kuilima Resort Co., Term Loan (a)(d)(e)(f)	30.25%	10/01/08	$0
2,618	Kyle Acquisition Group, LLC, Term Loan (f)	4.00	07/20/11	191,954
2,382	Kyle Acquisition Group, LLC, Term Loan (e)(f)	5.75	07/20/09	174,711
1,806	Lake at Las Vegas Joint Venture, LLC, Revolving Credit Agreement (a)(c)(f)	14.35	06/20/12	52,663
3,000	Lake at Las Vegas Joint Venture, LLC, Term Loan (a)(c)	9.74	12/31/09	1,650,000
18,235	Lake at Las Vegas Joint Venture, LLC, Term Loan (a)(c)(f)	15.35 to 20.00	10/01/10 to 12/22/12	531,870
2,018	NLV Holdings, LLC, Term Loan (a)(c)	12.50	05/09/12	148,841
5,859	Realogy Corp., Term Loan	3.25 to 3.29	10/10/13	4,925,416
4,548	Rhodes Ranch General Partnership, Term Loan (a)(c)(f)	3.25 to 9.75	11/21/10 to 11/21/11	455,131
2,000	Standard Pacific Corp., Term Loan	2.19	05/05/13	1,670,000
2,497	Tamarack Resorts, LLC, Term Loan (f)	7.50 to 8.05	05/19/11	230,901

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$209	Tamarack Resorts, LLC, Term Loan (e) (f)	20.25%	07/02/09	$166,886
792	WCI Communities, Inc., Term Loan (a)	10.00 to 11.00	09/03/14 to 09/02/16	742,407

				12,135,523

	Business Equipment & Services 2.4%
2,940	GSI Holdings, LLC, Term Loan	3.38	08/01/14	2,425,500
2,694	NCO Financial Systems, Term Loan	7.50	05/15/13	2,611,974
9,897	Nielsen Finance, LLC, Term Loan	2.24	08/09/13	9,167,263
3,909	RGIS Holdings, LLC, Term Loan	2.75 to 2.78	04/30/14	3,483,992
3,915	SMG Holdings, Inc., Term Loan	3.25 to 4.12	07/27/14	3,523,410

				21,212,139

	Chemicals, Plastics & Rubber 5.7%
3,802	Ashland Chemicals, Term Loan	6.50 to 7.65	11/13/13 to 05/13/14	3,853,549
5,000	Brenntag Holding Gmbh & Co, KG, Term Loan (Germany)	4.25	07/07/15	4,691,665
4,740	Georgia Gulf Corp., Term Loan	10.00	10/03/13	4,742,065
8,869	Hexion Specialty Chemicals, Inc., Term Loan	2.56 to 2.75	05/06/13	7,006,813
4,348	Huntsman International, LLC, Term Loan	2.49	06/30/16	3,994,565

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Chemicals, Plastics & Rubber (continued)
$74	Lyondell Chemical Co., Revolving Credit Agreement (c)	3.74 to 5.75%	12/22/14	$42,715
15,804	Lyondell Chemical Co., Term Loan (c)	3.74 to 13.00	02/03/10 to 12/22/14	10,591,920
1,004	Nalco Co., Term Loan	6.50	05/13/16	1,023,185
4,938	PQ Corp., Term Loan	3.50 to 3.54	07/30/14	4,419,063
5,196	Solutia, Inc., Term Loan	7.25	02/28/14	5,286,173
5,733	Univar, Inc., Term Loan	3.24	10/10/14	5,234,643

				50,886,356

	Construction Material 2.2%
4,951	Axia, Inc., Term Loan (a)(d)(g)	17.95	12/21/12	0
1,877	Axia, Inc., Term Loan (a)(g)	5.00	12/21/12	422,361
£9,493	Baxi Group Ltd., Term Loan (United Kingdom)	3.91 to 4.91	12/31/19	14,673,103
2,315	Building Materials Holding Corp., Term Loan (c)(f)	6.50	11/10/11	711,715
2,331	Contech Construction Products, Inc., Term Loan	2.25	01/31/13	2,097,866
2,000	Custom Building Products, Inc., Term Loan	10.75	04/20/12	1,907,500

				19,812,545

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Containers, Packaging & Glass 1.9%
$1,239	Anchor Glass Container Corp., Term Loan	6.75%	06/20/14	$1,242,154
8,858	Berlin Packaging, LLC, Term Loan	3.25 to 6.93	08/17/14 to 08/17/15	6,365,818
2,692	Berry Plastics Goup, Inc., Term Loan	2.30	04/03/15	2,319,428
6,556	Graham Packaging Co., L.P., Term Loan	2.50 to 6.75	10/07/11 to 04/05/14	6,569,531

				16,496,931

	Diversified Manufacturing 0.3%
5,018	Euramax International, Inc., Term Loan (a)	10.00 to 14.00	06/29/13	3,035,673

	Ecological 0.5%
6,850	Synagro Technologies, Inc., Term Loan	4.99	10/02/14	4,349,750

	Education & Child Care 1.7%
1,368	Bright Horizons Family Solutions, Inc., Revolving Credit Agreement	3.50 to 5.75	05/28/14	1,285,920
9,156	Cengage Learning, Holdings II, Inc. LP, Term Loan	2.74	07/03/14	7,874,512
500	Educate, Inc., Term Loan	5.54	06/16/14	426,250
1,969	Education Management, LLC, Term Loan	2.06	06/03/13	1,850,422

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Education & Child Care (continued)
$5,000	Nelson Education Ltd., Term Loan (Canada)	6.28%	07/03/15	$3,775,000

				15,212,104

	Electronics 2.8%
9,304	Edwards Ltd., Term Loan (Cayman Islands) (a)	2.24 to 6.78	05/31/14 to 11/30/14	6,234,626
4,936	Infor Enterprise Solutions Holdings, Inc., Term Loan	4.00	07/28/12	4,355,612
6,822	Open Solutions, Inc., Term Loan	2.41	01/23/14	5,537,304
4,879	Stratus Technologies, Inc., Term Loan	4.04	03/29/11	4,114,871
1,952	Sungard Data Systems, Inc., Term Loan	1.99 to 6.75	02/28/14 to 02/26/16	1,914,076
3,103	Verint Systems, Inc., Term Loan	3.50	05/25/14	2,838,794

				24,995,283

	Entertainment & Leisure 3.4%
3,526	Fender Musical Instruments Corp., Term Loan	2.54	06/09/14	3,014,502
26,949	Metro-Goldwyn-Mayer Studios, Inc., Term Loan (f)	20.50	04/08/12	14,956,424

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Entertainment & Leisure (continued)
£7,350	Red Football Limited, Term Loan (United Kingdom)	3.01 to 3.26	08/16/14	$11,063,663
$1,500	Ticketmaster Entertainment, Inc., Term Loan	3.55	07/25/14	1,477,500

				30,512,089

	Farming & Agriculture 0.5%
5,000	WM. Bolthouse Farms, Inc., Term Loan	5.74	12/16/13	4,737,500

	Finance 5.6%
3,775	C.G. JCF Corp., Term Loan	3.25	08/01/14	3,416,779
26,364	First Data Corp., Term Loan	2.99 to 3.04	09/24/14	22,661,702
5,733	National Processing Co. Group, Term Loan	7.00 to 10.75	09/29/13 to 09/29/14	5,169,106
4,829	Nuveen Investments, Inc., Term Loan	3.28	11/13/14	4,181,946
7,599	Oxford Acquisition III, Ltd., Term Loan (United Kingdom)	2.28	05/12/14	6,319,430
9,742	RJO Holdings, Corp., Term Loan	3.25 to 7.00	07/13/15	3,938,898
4,757	Transfirst Holdings, Inc., Term Loan (a)	3.04 to 7.04	06/15/14 to 06/15/15	4,073,550

				49,761,411

	Health & Beauty 1.1%
5,081	American Safety Razor Co., Term Loan	6.54	01/30/14	4,153,427

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Health & Beauty (continued)
$7,876	Marietta Intermediate Holding Corp, Term Loan (a)	5.25 to 12.00%	11/30/10	$1,366,885
4,776	Philosophy, Inc., Term Loan	2.25	03/16/14	4,035,929

				9,556,241

	Healthcare 5.3%
2,992	Capella Healthcare, Inc., Term Loan	5.75	03/02/15	2,940,038
1,985	Catalent Pharma Solutions, Term Loan	2.49	04/10/14	1,730,721
5,551	Community Health Systems, Inc., Term Loan	2.49 to 2.62	07/25/14	5,127,942
3,116	Concentra Inc., Term Loan (a)	6.54	06/25/15	2,585,918
7,075	HCA, Inc., Term Loan	2.53	11/18/13	6,602,782
6,158	Health Management Associates, Inc., Term Loan	2.03	02/28/14	5,727,662
1,689	Healthcare Partners, LLC, Term Loan	2.03	10/31/13	1,619,329
2,933	Inverness Medical Innovations, Inc., Term Loan	2.24 to 2.28	06/26/14	2,778,544
4,361	Manor Care, Inc. Term Loan	2.74 to 2.75	12/22/14	4,095,461
700	Surgical Care Affiliates, LLC, Revolving Credit Agreement	1.75 to 2.04	06/28/13	595,000
5,887	Surgical Care Affiliates, LLC, Term Loan	2.30	12/29/14	5,411,283

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$3,937	United Surgical Partners, International, Inc., Term Loan	2.25 to 2.29%	04/21/14	$3,684,833
4,104	Viant Holdings, Inc., Term Loan	2.54	06/25/14	4,001,065

				46,900,578

	Home & Office Furnishings, Housewares & Durable Consumer Products 1.1%
8,651	Hunter Fan Co., Term Loan	2.75 to 7.00	04/16/14 to 10/16/14	4,905,088
4,888	Mattress Holdings, Corp., Term Loan	2.54	01/18/14	3,421,250
2,208	National Bedding Co. LLC, Term Loan	5.31	02/28/14	1,788,223

				10,114,561

	Hotels, Motels, Inns & Gaming 10.0%
€3,768	Amadeus IT Group S.A., Term Loan (Spain)	1.49	12/31/19	5,267,739
3,717	Amadeus IT Group S.A., Term Loan (Spain)	1.48 to 1.69	12/31/19	3,527,221
1,996	BLB Worldwide Holdings, Inc., Term Loan (a)	4.75	07/18/11	1,207,861
5,500	BLB Worldwide Holdings, Inc., Term Loan (f)	6.50	07/18/12	371,250
7,568	Cannery Casino Resorts, LLC, Term Loan	2.49 to 4.50	05/18/13 to 05/16/14	6,168,379
2,482	CCM Merger, Inc., Term Loan	8.50	07/13/12	2,366,185

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
£1,936	Gala Group Ltd, Term Loan (United Kingdom)	3.53%	12/01/12	$2,941,272
$2,691	Golden Nugget, Inc., Term Loan	2.25 to 3.50	06/30/14 to 12/31/14	1,384,912
842	Greektown Casino, LLC, Term Loan (c)(f)	7.00	12/03/12	822,374
5,565	Greektown Holdings, LLC, Term Loan (a)	16.75	12/31/09	5,599,708
13,225	Harrah’s Operating Co., Inc., Term Loan	3.28 to 9.50	01/28/15 to 10/31/16	10,649,652
7,964	Las Vegas Sands, LLC, Venetian Casino Term Loan	2.04	05/23/14	6,500,961
9,923	Magnolia Hill, LLC, Term Loan	3.50 to 14.00	10/30/13 to 04/30/14	9,231,124
2,739	MGM Mirage, Term Loan	6.00	10/03/11	2,505,914
€20,500	Regency Entertainment SA, Term Loan (Greece)	2.93 to 3.31	03/02/14 to 03/02/15	26,649,134
3,980	Venetian Macau, Ltd., Term Loan	4.79	05/25/12 to 05/27/13	3,699,410

				88,893,096

	Insurance 1.9%
3,904	Alliant Holdings I, Inc., Term Loan	3.28	08/21/14	3,640,015
6,034	AmWins Group, Inc., Term Loan	2.79 to 2.88	06/08/13	4,932,657
3,030	Conseco, Inc., Term Loan	6.50	10/10/13	2,744,571

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Insurance (continued)
$1,750	HMSC Corp., Term Loan	5.78%	10/03/14	$936,250
3,654	Mitchell International, Inc., Term Loan	5.56	03/30/15	2,484,401
2,475	Vertafore, Inc., Term Loan	6.39 to 7.50	01/31/13 to 07/31/14	2,356,844

				17,094,738

	Machinery 1.0%
5,790	Goodman Global, Inc., Term Loan	6.25	02/13/14	5,808,817
3,918	Mold-Masters Luxembourg Holdings, SA, Term Loan	7.00	10/11/14	3,261,619

				9,070,436

	Media 1.4%
£8,000	Virgin Media Investment Holdings Limited, Term Loan (United Kingdom)	9.50	12/31/19	12,186,275

	Medical Products & Services 0.4%
1,841	Biomet, Inc., Term Loan	3.25 to 3.29	03/25/15	1,773,006
1,735	Carestream Health, Inc., Term Loan	2.24 to 2.25	04/30/13	1,626,741
453	Orthofix Holdings, Inc., Term Loan	6.75	09/22/13	449,024

				3,848,771

	Mining, Steel, Iron & Non-Precious Metals 0.4%
3,873	John Maneely Co., Term Loan	3.50 to 3.53	12/09/13	3,558,332

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Natural Resources 0.4%
$3,000	Dresser, Inc., Term Loan	6.00%	05/04/15	$2,730,000
835	Western Refining, Inc., Term Loan	8.25	05/30/14	815,435

				3,545,435

	Non-Durable Consumer Products 5.4%
6,635	Amscan Holdings, Inc., Term Loan	2.50 to 3.38	05/25/13	6,026,687
1,943	Huish Detergents, Inc., Term Loan	2.00	04/26/14	1,871,397
8,362	KIK Custom Products, Inc., Term Loan	2.54 to 5.28	06/02/14 to 11/30/14	4,399,925
2,939	Mega Brands, Inc., Term Loan (Canada)	9.75	07/26/12	1,689,728
€16,128	Ontex, Term Loan (Belgium)	3.81 to 4.56	07/06/12 to 07/05/13	22,587,272
9,722	Spectrum Brands, Inc., Term Loan	8.00 to 8.75	06/29/12	9,532,288
5,000	Targus Group International, Inc., Term Loan (f)	10.75	05/22/13	1,500,000

				47,607,297

	Paper & Forest Products 0.6%
3,200	Ainsworth Lumber Co., Ltd, Term Loan	5.25	06/26/14	2,517,334
1,894	SP Newsprint Co., Term Loan	11.00	03/31/10	1,373,036
400	Verso Paper Holding, LLC, Term Loan (a)	6.73 to 7.48	02/01/13	138,536

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Paper & Forest Products (continued)
$3,356	White Birch Paper Co., Term Loan (Canada) (a)(f)	7.00%	05/08/14	$1,132,679

				5,161,585

	Pharmaceuticals 2.8%
€3,000	Nyco Holdings 2 Aps, Term Loan (Denmark)	2.10 to 4.12	11/29/11	4,104,401
21,919	Nyco Holdings 2 Aps, Term Loan (Denmark)	2.85 to 3.60	12/29/14 to 12/29/15	20,298,689

				24,403,090

	Printing & Publishing 6.4%
4,000	Endurance Business Media, Inc., Term Loan (d)(f)	11.25	01/26/14	0
4,123	Gatehouse Media, Inc., Term Loan	2.25	08/28/14	1,604,460
3,766	Idearc, Inc., Term Loan (c)(f)	5.75	11/15/13	1,723,037
3,171	Knowledgepoint 360 Group, LLC, Term Loan	3.68 to 7.43	04/14/14 to 04/13/15	2,178,297
5,731	MediaNews Group, Inc., Term Loan	6.74	12/30/10 to 08/02/13	1,772,909
4,918	Merrill Communications, LLC, Term Loan (a)	12.75 to 15.00	11/15/13	2,840,087
2,333	Newsday, LLC, Term Loan	6.53	08/01/13	2,327,500
€11,888	Primacom, Term Loan (Germany)	4.95 to 5.45	11/21/15 to 11/21/16	13,908,676

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$1,451	Primedia, Inc., Term Loan	2.49 to 2.53%	08/01/14	$1,226,310
€11,916	Prosiebensat.1 Media AG, Term Loan (Germany)	2.73	07/03/15	14,840,832
1,888	R.H. Donnelley, Inc., Term Loan (c)	6.75	06/30/11	1,652,947
16,000	Tribune Co., Bridge Loan (c)(d)(f)	8.25	12/20/15	320,000
17,146	Tribune Co., Term Loan (c)(f)	5.25	06/04/14	8,123,044
6,000	Yell Group PLC, Term Loan (United Kingdom)	3.28	04/30/11	4,320,000

				56,838,099

	Restaurants & Food Service 0.5%
1,542	Center Cut Hospitality, Inc., Term Loan	2.89	07/06/14	1,441,940
3,256	Volume Services America, Inc., Term Loan	9.25	12/31/12	3,142,322

				4,584,262

	Retail - Oil & Gas 0.4%
3,868	The Pantry, Inc., Term Loan	1.75	05/15/14	3,667,781

	Retail - Specialty 1.7%
€6,315	Travelport, LLC, Term Loan	3.24	08/23/13	8,317,764

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Retail - Specialty (continued)
€6,500	Zapf, Term Loan (Germany) (d)	4.93%	11/30/12	$7,174,298

				15,492,062

	Retail - Stores 2.2%
4,988	Dollar General Corp., Term Loan	2.99	07/07/14	4,759,312
6,552	General Nutrition Centers, Inc., Term Loan	2.50 to 2.54	09/16/13	6,081,098
4,157	Guitar Center, Inc., Term Loan	3.75	10/09/14	3,466,280
4,350	Rite Aid Corp., Term loan	6.00	06/04/14	4,088,949
1,020	Sally Holdings, Inc., Term Loan	2.49 to 2.62	11/16/13	974,246

				19,369,885

	Software 1.6%
€10,000	NDS Finance Limited, Term Loan (United Kingdom)	4.93	10/14/15	14,054,266

	Telecommunications - Equipment & Services 1.8%
€4,774	EWT (Escaline S.A.R.L), Term Loan (Germany)	3.56 to 4.22	10/31/14 to 10/30/15	5,835,903
€10,000	Fibernet, Term Loan (Bulgaria) (d)	3.14 to 3.64	12/20/14 to 12/20/15	10,301,556

				16,137,459

	Telecommunications - Local Exchange Carriers 1.1%
6,533	Global Tel*Link Corp., Term Loan	9.00	02/14/13	6,418,303
3,200	Hawaiian Telcom Communications, Inc, Term Loan (a)(c)	4.75	06/01/14	2,303,735

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Telecommunications - Local Exchange Carriers (continued)
$1,389	Sorenson Communications, Inc., Term Loan	2.75%	08/16/13	$1,314,787

				10,036,825

	Telecommunications - Long Distance 0.5%
5,167	Level 3 Communications, Inc., Term Loan	2.53 to 11.50	03/13/14	4,543,403

	Telecommunications - Wireless 0.9%
2,923	Asurion Corp., Term Loan	3.24 to 3.25	07/03/14	2,779,931
3,798	MetroPCS Wireless, Inc., Term Loan	2.50 to 2.75	11/04/13	3,577,737
1,818	NTELOS, Inc., Term Loan	5.75	08/07/15	1,831,060

				8,188,728

	Textiles & Leather 0.8%
3,470	Gold Toe Investment Corp., Term Loan	8.50 to 11.75	10/30/13 to 04/30/14	2,324,610
5,000	Levi Strauss & Co., Term Loan	2.50	03/27/14	4,612,500

				6,937,110

	Utilities 5.9%
5,000	Bicent Power, LLC, Term Loan	4.29	12/31/14	3,875,000
4,457	BRSP, LLC, Term Loan	7.50	06/24/14	4,189,570

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Utilities (continued)
$22,750	Calpine Corp., Term Loan	3.17%	03/29/14	$20,844,979
4,853	First Light Power Resources, Inc., Term Loan	2.81 to 4.81	11/01/13 to 05/01/14	4,198,101
187	Mach Gen, LLC, Term Loan	2.28	02/22/13	174,300
3,983	NRG Energy, Inc., Term Loan	1.99 to 2.03	02/01/13	3,757,480
13,020	Texas Competitive Electric Holdings, Co., LLC, Term Loan	3.74 to 3.78	10/10/14	10,085,868
6,000	TPF Generation Holdings, LLC, Term Loan	4.49 to 4.53	12/15/14	5,160,000

				52,285,298

	Total Variable Rate Senior Loan Interests ** 107.4%			953,557,566

	Notes 23.8%
	Broadcasting - Cable 0.6%
5,000	Kabel Deutschland GmbH (Germany)	10.63	07/01/14	5,293,750

	Chemicals, Plastics & Rubber 0.7%
5,000	Cognis GmbH (Germany) (b)	2.30	09/15/13	4,475,000
1,893	Wellman, Inc. (a)(d)	5.00	01/30/19	1,893,000

				6,368,000

	Construction Material 0.2%
2,000	Compression Polymers Corp. (h)	7.87	07/01/12	1,690,000

	Containers, Packaging & Glass 7.6%
€8,321	Ardagh Glass Finance BV (Ireland) (b)	8.88	07/01/13	12,490,519

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Containers, Packaging & Glass (continued)
€9,200	Ardagh Glass Finance (Ireland) (b)	7.13%	06/15/17	$12,016,029
2,000	Berry Plastics Group, Inc. (h)	5.03	02/15/15	1,850,000
€4,500	Impress Holdings (Netherlands) (b)	9.25	09/15/14	6,854,214
€12,000	Impress Metal Packaging Holdings BV (Netherlands) (b)	3.87	09/15/13	16,644,371
€12,725	Pregis Corp.	5.74	04/15/13	17,251,089

				67,106,222

	Healthcare 0.8%
6,167	Apria Healthcare Group, Inc.	11.25	11/01/14	6,706,250

	Hotels, Motels, Inns & Gaming 0.2%
2,000	Wynn Las Vegas, LLC	6.63	12/01/14	1,910,000

	Media 0.5%
4,250	Virgin Media Finance PLC (United Kingdom)	9.50	08/15/16	4,515,625

	Mining, Steel, Iron & Non-Precious Metals 2.2%
18,000	FMG Finance Pty Ltd (Australia) (b)	10.63	09/01/16	19,845,000

	Telecommunications - Equipment & Services 5.1%
€6,000	Iesy Hessen Gmbh & Co, Kg (Germany) (b)	3.78	04/15/13	8,565,008
€4,825	Magyar Telecom (Invtel) (Netherlands) (b)	10.75	08/15/12	6,497,154

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Telecommunications - Equipment & Services (continued)
€24,150	Versatel AG (Germany) (b)	3.52%	06/15/14	$29,853,909

				44,916,071

	Telecommunications - Local Exchange Carriers 0.1%
1,000	Qwest Corp. (h)	3.55	06/15/13	935,000

	Telecommunications - Wireless 1.7%
14,000	Wind Acquisition Fin SA (Italy) (b)	10.75	12/01/15	15,190,000

	Transportation - Cargo 3.5%
€22,112	CB Bus AB (Sweden) (d)	9.13	08/01/12	31,239,498

	Transportation Infrastructure 0.6%
€5,000	Channel Link (United Kingdom)	2.70	06/30/50	5,297,943

	Total Notes 23.8%			211,013,359

Description	Value

Equities 0.2%
Axia, Inc. (Warrants for 6,352 common shares, Expiration date 12/31/18, Acquired 09/24/08, Cost $0) (d) (g) (i)	0
Building Materials Holding Corp. (Warrants for 15,357 common shares, Expiration date 09/30/15, Acquired 10/09/08, Cost $0) (d) (i)	0
Euramax International (1,870 common shares, Acquired 7/09/09, Cost $1,962,106) (d)	60,769
Newhall Holding Co. (235,259 common shares, Acquired 08/24/09, Cost $2,012,043)	435,229
Vitruvian Exploration, LLC (76,400 common shares, Acquired 10/19/09, Cost $3,276,000) (d)	550,080
WCI Communities, Inc. (1,830 common shares, Acquired 09/23/09, Cost $205,427)	128,100
Wellman, Inc. (1,892 common shares, Acquired 02/12/09 & 6/16/09, Cost $4,958,713) (d)	898,700

Total Equities 0.2%	2,072,878

Total Long-Term Investments 131.4% (Cost $1,368,560,826)	1,166,643,803

Time Deposit 3.4%
State Street Bank & Trust Corp. ($30,093,618 par, 0.01% coupon, dated 10/31/09, to be sold on 11/02/09 at $30,093,643) (j)	30,093,618

Total Investments 134.8% (Cost $1,398,654,444)	1,196,737,421

Foreign Currency 0.3% (Cost $2,660,513)	2,640,240

Borrowings (26.9%)	(238,500,000)

Liabilities in Excess of Other Assets (8.2%)	(73,214,665)

Net Assets 100.0%	$887,662,996

Par amounts are denominated in US currency unless otherwise noted.

£-	Great Britain Pound

€-	Euro

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued
Percentages are calculated as a percentage of net assets.
(a)	All or portion of this security is payment-in-kind.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	This borrower has filed for protection in federal bankruptcy court.

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e)	Senior loan is past due.

(f)	This Senior Loan interest is non-income producing.

(g)	Affiliated company.

(h)	Variable rate security. Interest rate shown is that in effect at October 31, 2009.

(i)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted, as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the Costs associated with registration. The aggregate value of restricted securities represents less than 0.01% of the net assets of the Fund.

(j)	All or a portion of this security is designated in connection with unfunded loan commitments.

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
Swap agreements outstanding as of October 31, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Equity*
Bank of America N.A.	Cognis GMBH	Sell	3.900%	12/20/09	$7,358	$0	58,370	B-
Bank of America N.A.	Seat Pagine Gialle S.P.A	Sell	3.350	09/20/12	7,358	0	(1,804,828)	B
Bank of America N.A.	Seat Pagine Gialle S.P.A	Sell	3.650	12/20/12	7,358	0	(1,898,134)	B
Citigroup	M-Real Oyj	Sell	4.250	12/20/09	7,358	0	59,576	CCC+
Credit Suisse International	Codere Finance Luxembourg SA	Sell	3.420	09/20/12	7,358	0	(434,207)	B
Goldman Sachs International	ArcelorMittal	Sell	5.400	06/20/11	7,358	0	529,164	BBB

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Equity*
Goldman Sachs International	ArcelorMittal	Sell	5.650%	06/20/12	$7,358	$0	768,099	BBB
Goldman Sachs International	ArcelorMittal	Sell	5.750	06/20/10	7,358	0	283,187	BBB
Goldman Sachs International	Calpine Corporation	Sell	5.000	03/20/10	1,500	(165,000)	13,211	B
Goldman Sachs International	Calpine Corporation	Sell	5.000	03/20/11	2,000	(65,000)	(28,496)	B
Goldman Sachs International	CDX.NA.HY.9	Sell	3.750	12/20/12	17,200	(715,500)	(909,583)	NR
Goldman Sachs International	Citgo Petroleum Corp.	Sell	4.150	12/20/10	5,000	0	(100,625)	BB-
Goldman Sachs International	Gala Group Finance	Sell	3.450	12/20/12	7,358	0	(768,483)	NR
Goldman Sachs International	Gala Group Finance	Sell	4.150	03/20/13	7,358	0	(728,314)	NR
Goldman Sachs International	Grohe Holding GMBH	Sell	4.250	12/20/09	14,717	0	51,452	B-
Goldman Sachs International	LCDX.NA.10	Sell	3.250	06/20/13	49,800	(5,341,000)	(1,404,775)	NR
Goldman Sachs International	LCDX9	Sell	2.250	12/20/12	42,000	(3,383,000)	(1,898,750)	NR
Goldman Sachs International	Peermont Global	Sell	3.500	09/20/12	7,358	0	(583,503)	B
Goldman Sachs International	Texas Competitive Electric	Sell	2.850	06/20/10	5,000	0	(148,950)	B-
Goldman Sachs International	Texas Competitive Electric	Sell	5.000	06/20/10	3,000	(97,500)	(43,334)	B-
Goldman Sachs International	UPC Holding	Sell	3.450	09/20/12	7,358	0	(110,238)	B+
Goldman Sachs International	Xstrata PLC	Sell	5.800	06/20/10	7,358	0	293,287	BBB
UBS AG	CDX.NA.HY.10	Sell	5.000	06/20/13	17,400	(1,128,250)	(449,567)	NR
UBS AG	CDX.NA.HY.9	Sell	3.750	12/20/12	17,200	(715,500)	(909,582)	NR

Total Credit Default Swaps					$270,471	$(11,610,750)	$(10,165,023)

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

Swap Collateral Pledged to Counterparty
Bank of America N.A.	4,453,000
Citigroup	211,000
Credit Suisse International	848,000
Goldman Sachs International	1,213,000
UBS AG	4,665,000

Total Swap Collateral Pledged	$11,390,000

Total Swap Agreements	$1,224,977

NR	–	Not Rated

*		Credit ratings as issued by Standard & Poor’s. (Unaudited)
Forward foreign currency contracts outstanding as of October 31, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Euro
8,008,456 expiring 11/12/09	US$	$11,785,411	$(104,848)
1,259,300 expiring 11/12/09	US$	1,853,212	(478)
317,125 expiring 11/12/09	US$	466,688	(6,647)
4,900,000 expiring 11/12/09	US$	7,210,942	(28,808)
4,525,000 expiring 11/12/09	US$	6,659,084	(49,228)
1,260,072 expiring 11/12/09	US$	1,854,348	(21,740)

			(211,749)

Short Contracts:
Euro
3,746,170 expiring 11/12/09	US$	5,512,942	110,808
2,715,141 expiring 11/12/09	US$	3,995,658	76,470
3,600,000 expiring 11/12/09	US$	5,297,835	76,180
215,513,345 expiring 11/12/09	US$	317,153,933	352,827

			616,285

Pound Sterling
1,700,288 expiring 11/12/09	US$	2,790,433	(87,485)

Total Short Contracts			528,800

Total Forward Foreign Currency Contracts			$317,051

Ratings Allocation as of 10/31/09 (Unaudited)
BBB/Baa	1.3%
BB/Ba	24.4%
B/B	35.9%
CCC/Caa	7.0%
CC/Ca	0.1%
C/C	0.7%
Non-Rated	30.6%
Ratings allocations are as a percentage of debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Bank Loans rated below BBB by Standard and Poor’s or Baa by Moody’s are considered to be below investment grade.
Summary of Long-Term Investments by Country Classification (Unaudited)

		Percentage of
		Long-Term
Country	Value	Investment
United States	$711,086,845	61.0%
Germany	108,791,422	9.3
United Kingdom	87,375,882	7.5
Netherlands	44,800,141	3.9
Sweden	33,008,656	2.8
Greece	26,649,134	2.3
Ireland	24,506,548	2.1

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2009 (Unaudited) continued

		Percentage of
		Long-Term
Country	Value	Investment
Denmark	24,403,090	2.1
Belgium	22,587,272	1.9
Bulgaria	19,867,287	1.7
Australia	19,845,000	1.7
Italy	15,190,000	1.3
Spain	13,127,993	1.1
Canada	9,169,907	0.8
Cayman Islands	6,234,626	0.5

	$1,166,643,803	100.0%

Security Valuation The Fund’s loans and debt obligations are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund’s Board of Trustees. Under the valuation guidelines, loans and debt obligations for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, loans and debt obligations are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other loans and debt obligations are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the loans in the Fund’s portfolio. The fair value of loans are reviewed and approved by the Fund’s Valuation Committee and the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Credit default swaps are valued using quotations obtained from brokers. Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.
The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Variable Rate Senior Loan Interests	—	921,586,433	31,971,132	953,557,565
Notes	—	177,880,861	33,132,498	211,013,359
Equities
Buildings & Real Estate	563,329	—	—	563,329
Chemicals,Plastics & Rubber	—	—	898,700	898,700
Diversified Manufacturing	—	—	60,769	60,769
Natural Resources	—	—	550,080	550,080
Short-term Investments	—	30,093,618	—	30,093,618
Forward Foreign Currency Contracts	—	616,285	—	616,285
Credit Default Swap	—	2,056,346	—	2,056,346
Unfunded Commitments	—	11,303	—	11,303

Total Assets	563,329	1,132,244,846	66,613,179	1,199,421,354

Investment in a Liability Position:
Forward Foreign Currency Contracts	—	(299,234)	—	(299,234)
Credit Default Swap	—	(10,224,599)	—	(10,224,599)
Unfunded Commitments	—	(3,785,307)	—	(3,785,307)

Total Liabilities	—	(14,309,140)	—	(14,309,140)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Variable
	Rate
	Senior
	Loan		Chemicals	Construction	Diversified	Natural		Unfunded
	Interest	Notes	Plastics & Rubber	Materials	Manufacturing	Resources	Total	Commitments
Balance as of August 1, 2009	20,874,117	37,161,648	1,103,660	14,163	95,360	—	59,248.948	(13,947)
Accrued Discounts/Premiums	75,103	211,750	—	—	—	—	286,853
Realized Gain/Loss	(813,065)	(180,171)	—	29,835	—	—	(963,401)
Change in Unrealized Appreciation/Depreciation	432,143	3,370,096	(204,960)	—	(34,591)	(2,725,920)	836,768	13,947
Net Purchases/Sales	13,217,379	(7,430,825)	—	(43,998)	—	3,276,000	9,018,556
Net Transfers In and/or Out of Level 3*	(1,814,545)	—	—	—	—	—	(1,814,545)

Balance as of October 31, 2009	31,971,132	33,132,498	898,700	—	60,769	550,080	66,613,179	—

Net Change in Unrealized Appreciation/Depreciation from Investments Still Held as of 10/31/09							2,061

*	The value of Net Transfers In and/or Out of Level 3 was measured using the market value as of the beginning of the period for transfer in and the market value as of the end of the period for transfers out.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Dynamic Credit Opportunities Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	December 17, 2009